Retirement Benefits (Tables) - Defined Benefit Pension Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits
Schedule of components of net periodic pension expense

	U.S. Pension Plan			Non-U.S. Pension Plans
	Year Ended December 31,			Year Ended December 31,
(in thousands)	2017	2016	2015	2017	2016	2015
Service cost	$—	$—	$6,800	$18,780	$19,507	$20,517
Interest cost	—	—	16,116	22,525	26,435	26,511
Expected return on assets	—	—	(19,711)	(40,272)	(39,535)	(49,066)
Amortization of prior service cost/(credits)	—	—	867	(828)	(813)	(814)
Recognized net actuarial loss	—	—	9,714	7,890	8,819	7,681
Loss on settlement	—	—	250,946	184	396	390

Net periodic pension expense	$—	$—	$264,732	$8,279	$14,809	$5,219

Schedule of assumptions for determining projected benefit obligation at year end and net periodic cost for year

	U.S. Pension Plan			Non-U.S. Pension Plans
	December 31,			December 31,
	2017	2016	2015	2017	2016	2015
For determining projected benefit obligation at year-end:
Discount rates	N/A	N/A	N/A	1.90-5.50%	1.90-5.00%	2.35-5.50%
Rates of increase in compensation levels	N/A	N/A	N/A	2.25-7.00%	2.25-7.00%	2.25-7.00%
For determining net periodic cost for the year:
Discount rates	N/A	N/A	1.95%	1.90-5.00%	1.90-5.50%	2.20-5.00%
Rates of increase in compensation levels	N/A	N/A	N/A	2.25-7.00%	2.25-7.00%	2.25-8.00%
Expected long-term rates of return on assets	N/A	N/A	2.95%	1.90-7.40%	4.30-7.00%	4.90-7.00%

Schedule of target allocations and weighted average actual allocations of plan assets
	December 31,
	Target Allocation	2017	2016
Asset category:
Debt securities	65% - 75%	68%	68%
Equity securities	20% - 30%	25%	26%
Other	0% - 10%	7%	6%

Total		100%	100%

Schedule of plan assets and liabilities of defined benefit pension plans, measured at fair value on a recurring basis

	December 31, 2017				December 31, 2016
	Fair Value Hierarchy				Fair Value Hierarchy
(in thousands)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Assets:
Equity securities:
Common stock	$4,806	$4,806	$—	$—	$3,187	$3,187	$—	$—

Debt securities:
Corporate bonds	155,337	—	155,337	—	139,243	—	139,243	—
Government securities	305,831	—	305,831	—	276,266	—	276,266	—

Other:
Guaranteed investment contracts	21,030	—	—	21,030	19,075	—	—	19,075
Foreign currency contracts and other	12,225	—	12,225	—	5,244	—	5,244	—

Liabilities:
Debt securities:
Repurchase agreements	(110,282)	—	(110,282)	—	(107,328)	—	(107,328)	—

Other:
Foreign currency contracts and other	(11,138)	—	(11,138)	—	(5,113)	—	(5,113)	—

Plan assets measured at fair value, net	$377,809	$4,806	$351,973	$21,030	$330,574	$3,187	$308,312	$19,075

Plan assets measured at net asset value:
CCTs – equity securities	265,647				240,203
CCTs – debt securities	380,419				337,265
CCTs – other	58,900				41,744

Plan assets not measured at fair value, net	3,431				1,161

Total plan assets, net	$1,086,206				$950,947

Reconciliation of beginning and ending balances of fair value measurements using significant unobservable inputs (Level 3)

(in thousands)	2017	2016
Balance at beginning of year	$19,075	$—
Actual return on plan assets:
Assets still held at reporting date	3,388	(1,268)
Assets sold during the period	—	—
Acquisitions	—	21,923
Purchases	16	—
Sales	—	—
Settlements	(1,449)	(1,580)

Balance at end of year	$21,030	$19,075

Schedule of expected benefit payments for defined benefit pension plans
(in thousands)
Year Ended December 31,
2018	$39,753
2019	39,055
2020	40,856
2021	52,848
2022	42,098
2023 — 2027	218,507

Schedule of change in projected benefit obligation, plan assets and funded status

	December 31,
(in thousands)	2017	2016
Change in projected benefit obligation
Benefit obligation at beginning of year	$987,989	$911,550
Service cost	18,780	19,507
Interest cost	22,525	26,435
Employee contributions	3,112	3,272
Currency translation	118,411	(80,418)
Actuarial (gain) loss	(15,437)	96,216
Plan amendments	(1,058)	—
Benefits paid	(33,948)	(33,695)
Settlements	(2,281)	—
Acquisitions	—	55,799
Other	—	(10,677)

Projected benefit obligation at end of year	1,098,093	987,989

Change in plan assets
Plan assets at beginning of year	950,947	920,477
Actual return on plan assets	38,657	124,210
Company contributions	15,283	14,868
Employee contributions	3,112	3,272
Currency translation	114,436	(88,852)
Benefits paid	(33,948)	(33,695)
Settlements	(2,281)	—
Acquisitions	—	21,923
Other	—	(11,256)

Plan assets at end of year	1,086,206	950,947

Funded Status - (Under)/overfunded	$(11,887)	$(37,042)

Schedule of amounts recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheet
Pension assets included in other assets	$40,212	$30,977
Pension liabilities included in other accrued liabilities	(2,208)	(2,001)
Pension liabilities included in noncurrent liabilities	(49,891)	(66,018)
Accumulated other comprehensive loss (pre-tax)	$235,495	$231,225